Income (loss) per share - Schedule of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	43,066,012	19,092,442	15,455,991
Weighted average number of outstanding shares, diluted loss per share (in shares)	43,066,012	19,092,442	15,455,991
Net loss for the period	€ (147,740)	€ (60,740)	€ (42,452)
Basic loss per share (in euro per share)	€ (3.43)	€ (3.18)	€ (2.75)
Diluted loss per share (in euro per share)	€ (3.43)	€ (3.18)	€ (2.75)